RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

The amounts due to related parties are unsecured, payable on demand which consist of the following:

	December 31, 2022	December 31, 2021
Advances from directors (interest at prime plus 1%)	$40,372	$—
Entities controlled by directors (non-interest-bearing)	62,828	34,756
Due to related parties	$103,200	$34,756

Included in convertible debentures and accrued interest is $489,589 (2021 - $459,589) owing to the Chief Executive Officer and to a director of the Company (note 10).

During the years ended December 31, the following amounts were charged by related parties.

	2022	2021	2020
Interest charged on amounts due to related parties	$1,158	$275	$4,733
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	19,272	13,901	12,000
Total expenses	$62,430	$56,176	$58,733

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, have entered into an office lease agreement, and an office support services agreement (Note 14).